Security Federal Corporation Condensed Financial Statements (Parent Company Only) (Condensed Statements of Cash Flow Data) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net Income	$ 1,602,000	$ 2,219,000	$ 1,884,000	$ 2,089,000	$ 1,550,000	$ 2,108,000	$ 1,820,000	$ 1,730,000	$ 7,794,487	$ 7,207,221	$ 5,918,340
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Stock Compensation Expense										0	25,358
Net Cash Provided By Operating Activities									12,266,241	14,500,346	13,567,409
Investing Activities:
Increase in Loans Receivable									(22,007,081)	(42,300,871)	(33,002,340)
Net Cash Provided By Investing Activities									(47,903,154)	(52,066,796)	(60,475,134)
Financing Activities:
Repayments of Convertible Debt									0	0	(20,000)
Proceeds from Stock Options Exercised									0	10,310	176,175
Dividends Paid to Shareholders-Common Stock									(1,123,219)	(1,063,626)	(1,060,729)
Net Cash Provided (Used) By Financing Activities									35,467,314	39,952,736	47,852,800
Net Increase (Decrease) in Cash and Cash Equivalents									(169,599)	2,386,286	945,075
Cash and Cash Equivalents at Beginning of Year				12,705,910				10,319,624	12,705,910	10,319,624	9,374,549
Cash And Cash Equivalents At End Of Year	12,536,311				12,705,910				12,536,311	12,705,910	10,319,624
Parent Company [Member]
Operating Activities:
Net Income									7,794,487	7,207,221	5,918,340
Adjustments to Reconcile Net Income to Net Cash Provided By Operating Activities:
Equity in Earnings of Security Federal Bank									(2,092,130)	(1,523,443)	(136,682)
Deferred Compensation Arrangement with Individual, Allocated Share-based Compensation Expense									0
(Increase) Decrease In Accounts Receivable And Other Assets									(372,398)	13,666	3,117
Increase (Decrease) in Accounts Payable									169,218	1,635	(33,612)
Net Cash Provided By Operating Activities									5,499,177	5,699,079	5,776,521
Proceeds from Sale of Other Investments									0
Investing Activities:
Increase in Loans Receivable										0	95,438
Net Cash Provided By Investing Activities									(10,000,000)	0	95,438
Financing Activities:
Repayments of Notes Payable									(2,362,500)	(6,137,500)
Repayments of Convertible Debt									0
Proceeds from Stock Options Exercised									0
Proceeds from Notes Payable									30,000,000	0
Dividends Paid to Shareholders-Common Stock									(1,123,219)	(1,063,626)	(1,060,729)
Net Cash Provided (Used) By Financing Activities									26,567,149	(7,178,620)	(5,404,554)
Net Increase (Decrease) in Cash and Cash Equivalents									22,066,326	(1,479,541)	467,405
Cash and Cash Equivalents at Beginning of Year				$ 3,619,418				$ 5,098,959	3,619,418	5,098,959	4,631,554
Cash And Cash Equivalents At End Of Year	$ 25,685,744				$ 3,619,418				$ 25,685,744	$ 3,619,418	$ 5,098,959